Significant events after the Statement of Financial Position date	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Significant events after the Statement of Financial Position date	Significant events after the Consolidated Statement of Financial Position dateDetails of shares repurchased by the Company under the share repurchase program, as well as dividends declared and paid, after December 31, 2023